Fees Summary	May 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 23,706,000.00
Total Fee Amount	3,273.80
Total Offset Amount	0.00
Net Fee	$ 3,273.80
Offering Table N/A
Offset Table N/A	N/A